Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	RBB Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Abbey Capital Multi Asset Fund (the “Fund”)

a series of The RBB Fund, Inc.

Class I Shares (Ticker: MAFIX)

Class A Shares (Ticker: MAFAX)

Class C Shares (Ticker: MAFCX)

Supplement dated November 13, 2020

to the Fund’s Prospectus dated February 28, 2020, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.	This supplement contains information about a reorganization of the Fund’s use of subsidiary companies to achieve its Managed Futures investment strategy. The reorganization described below does not give rise to any change in the Fund’s investment strategy or exposures. Effective on or about November 12, 2020, the Fund may invest up to 25% of its assets in ACMAF Master Offshore Limited, a newly formed wholly owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). Additionally, the Abbey Capital Multi Asset Offshore Fund Limited (the “ACMAOF”), the Fund’s current wholly-owned subsidiary, will become a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary.

2.	Effective on or about November 12, 2020, ACMAOF will be registered as a segregated portfolio company under the laws of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary will make no independent investment decisions and will have no investment or other discretion over the Fund’s investable assets.

3.	The Adviser currently allocates the assets of the ACMAOF to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Effective on or about November 12, 2020, upon conversion of the ACMAOF to the SPC, the Adviser will continue to allocate the assets of the SPC to one or more Trading Advisers in percentages determined at the discretion of the Adviser. Additionally, the SPC will designate a separate segregated portfolio for its assets allocated to each Trading Adviser.

4.	Effective on or about November 12, 2020, all references in the Prospectus to the ACMAOF are changed to “Subsidiaries” and shall refer to each of the Cayman Subsidiary and the SPC, except as detailed below.

5.	Effective on or about November 12, 2020, paragraphs two and three in the section entitled “SUMMARY SECTION – Principal Investment Strategies” beginning on page 2 of the Prospectus are replaced with the following:

The Managed Futures strategy will be achieved by the Fund investing in managed futures investments, including (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices (the “Futures Portfolio”). The Fund may invest up to 25% of its total assets in ACMAF Master Offshore Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC” and, together with the Cayman Subsidiary, the “Subsidiaries”), a wholly-owned and controlled segregated portfolio company incorporated under the laws of the Cayman Islands. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Adviser may allocate assets of the SPC to multiple Managed Futures portfolios (the “Segregated Portfolios”) that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate a portion of the assets of the SPC to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser will manage one or more of its own Segregated Portfolios. All commodities futures and commodities-related investments will be made in the Segregated Portfolios of the SPC. Each current Trading Adviser is registered with the U.S. Commodity Futures Trading Commission (the “CFTC”) as a Commodity Trading Advisor (“CTA”). Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities. The trading strategies employ several different trading styles using different research and trading methodologies, in a wide range of global financial and commodity markets operating over multiple time frames. Trading Advisers may use discretionary approaches aimed at identifying value investments and turning points in trends. The Fund invests in U.S. and non-U.S. markets and in developed and emerging markets.

6.	Effective on or about November 12, 2020, paragraph 10 in the section entitled “SUMMARY SECTION – Principal Investment Strategies” beginning on page 2 of the Prospectus is replaced with the following:

Generally, the SPC invests primarily in commodity futures but it may also invest in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the SPC’s derivative positions. The Fund invests in the SPC via the Cayman Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the SPC may invest without limitation in commodity-linked derivatives, however, the SPC will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. In addition, to the extent applicable to the investment activities of the Subsidiaries, the Subsidiaries are subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiaries will not seek to qualify as a registered investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is, directly or indirectly, the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

7.	Effective on or about November 12, 2020, the paragraphs entitled “Subsidiary Risk” and “Tax Risk” in the section entitled “SUMMARY SECTION – Principal Investment Risks” beginning on page 4 of the Prospectus are replaced with the following:

•	Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to continue to operate as they currently do and could adversely affect the Fund.

•	Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service (“IRS”) published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund’s investment in the SPC (via the Cayman Subsidiary) is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the investment in the SPC and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands law changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

8.	Effective on or about November 12, 2020, the paragraph entitled “Subsidiary Risk” in the section entitled “FUND INFORMATION – More Information About Risk – Principal Risks” beginning on page 10 of the Prospectus is replaced with the following:

Subsidiary Risk. The Fund will make investments through its direct and indirect wholly-owned Subsidiaries organized under the laws of the Cayman Islands. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiaries will be achieved.

The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. However, the Fund, directly or indirectly, wholly owns and controls the Subsidiaries, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries, and the Fund’s role as the direct or indirect sole shareholder of each Subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiaries to operate as described in this Prospectus and in the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary or the SPC. If Cayman Islands law changes such that the Cayman Subsidiary and/or the SPC must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

9.	Effective on or about November 12, 2020, the paragraphs entitled “Taxation of Futures Contracts” and “Taxation of the Subsidiary” in the section entitled “SHAREHOLDER INFORMATION – More Information About Taxes” beginning on page 33 of the Prospectus are replaced with the following:

Taxation of Futures Contracts. It is anticipated that the Fund’s assets will consist largely, if not entirely, of regulated futures contracts, forward foreign currency exchange contracts and interest-bearing obligations. Regulated futures contracts are subject to special treatment for federal income tax purposes: gains and losses on regulated futures contracts are generally treated as capital gains, which are 60% long-term and 40% short-term; and those contracts (and any related forward contracts) are required to be “marked to market” daily, with the result that gains or losses on them are recognized for tax purposes each year even though they continue to be held past the end of the year. For the Fund to avoid entity-level tax each year, it will generally be required to distribute out to shareholders the net income and gain that the Fund recognizes in the year. Accordingly, investors can generally expect to receive taxable distributions each year to the extent that the Fund assets appreciate in the year – i.e., for tax purposes, there will be no significant deferral of gains attributable to an investment in the Fund – and no more than approximately 60% of the taxable distributions each year are likely to be taxable at the lower rates applicable to long-term capital gains. Moreover, the percentage may often be lower than 60% because all income attributable to the SPC, including all gains from regulated futures contracts held by the SPC, will constitute ordinary income for the Fund and will result in ordinary income distributions for Fund shareholders.

Taxation of the SPC. There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to the SPC will be received free of all Cayman Islands taxes. Each of the Cayman Subsidiary and SPC is registered as an “exempted company” pursuant to the Companies Law (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has applied for, and received, an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income.

Please retain this Supplement for future reference.